Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,065,132		$ 7,204,267
Impairment loss on contracted concessional financial assets	0	$ 0
Change in impairment provision based on expected credit losses on contracted concessional financial assets	(2,000)	$ 1,000
Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	704,157		728,801
Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,623		2,655
Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	5,243,479		5,477,626
Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	168,818		112,134
Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	142,009		139,344
Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	804,046		743,707
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	11,047,838		11,029,207
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	758,424		785,179
Cost [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,623		2,655
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	8,860,086		8,957,090
Cost [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	213,619		150,947
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	142,009		139,344
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	1,071,077		993,992
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,982,706)		(3,824,940)
Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(54,267)		(56,378)
Amortization and Impairment [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,616,607)		(3,479,464)
Amortization and Impairment [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(44,801)		(38,813)
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ (267,031)		$ (250,285)